Retirement benefit obligations (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of defined benefit plans [abstract]
Schedule of defined benefit scheme obligations	The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 Jun 2025 £m	At 31 Dec 2024 £m

Defined benefit pension schemes:
Present value of funded obligations	(26,310)	(27,118)
Fair value of scheme assets	29,183	30,063
Net pension scheme asset	2,873	2,945
Other post-retirement schemes	(39)	(39)
Total amounts recognised in the balance sheet	2,834	2,906

Recognised on the balance sheet as:
Retirement benefit assets	2,953	3,028
Retirement benefit obligations	(119)	(122)
Total amounts recognised in the balance sheet	2,834	2,906

Schedule of movements in net post-retirement defined benefit scheme asset	Movements in the Group’s net post-retirement defined benefit scheme asset during the period were as follows:

£m

Asset at 1 January 2025	2,906
Income statement credit	15
Employer contributions	81
Remeasurement	(168)
Asset at 30 June 2025	2,834

Schedule of charges to income statement	The charge to the income statement in respect of pensions and other post-retirement benefit schemes is comprised as follows:

	Half-year to 30 Jun 2025 £m	Half-year to 30 Jun 2024 £m	Half-year to 31 Dec 2024 £m

Defined benefit schemes	(15)	(21)	10
Defined contribution schemes	285	297	240
Total charge to the income statement	270	276	250

Schedule of principal assumptions used in valuations	The principal assumptions used in the valuations of the defined benefit pension schemes were as follows:

	At 30 Jun 2025%	At 31 Dec 2024%

Discount rate	5.61	5.55
Rate of inflation:
Retail Price Index (RPI)	2.75	2.97
Consumer Price Index (CPI)	2.25	2.52
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.67	2.69